Related Parties (Details Narrative) € / shares in Units, $ / shares in Units, $ in Thousands, € in Millions								3 Months Ended		12 Months Ended
	Jan. 12, 2022 EUR (€)	Jan. 28, 2021 USD ($)	Feb. 21, 2020 shares	Feb. 21, 2020 shares	Mar. 01, 2018 USD ($) shares	Mar. 01, 2018 USD ($) shares	Dec. 15, 2017 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 03, 2022 USD ($)	Jan. 12, 2022 $ / shares	Jan. 12, 2022 EUR (€)	Feb. 04, 2020 USD ($)	Jul. 11, 2019 USD ($)	Mar. 01, 2018 € / shares
Debt interest rate										4.20%
Consulting services								$ 100	$ 100	$ 300	$ 200
Debt instrument, principal amount								$ 100		$ 5,000
General and Administrative Expense [Member]
Related Party Transaction, Expenses from Transactions with Related Party											100
Chief Financial and Operating Officer [Member]
Debt interest rate							2.00%
Shares issued | shares							110,000
Shares issued, value							$ 100,000
Debt Instrument, Maturity Date							Dec. 15, 2027
Chief Financial and Operating Officer [Member] | InMotion Holdings LLC [Member]
Equity ownership percentage							51.00%							51.00%
Founder Note [Member]
Debt interest rate																2.37%
Debt instrument, principal amount																$ 1,750
Interest expense											$ 100
AST LLC [Member]
Debt interest rate														4.00%
Debt instrument, principal amount												$ 22,800
AST LLC [Member] | Maximum [Member]
Debt interest rate														7.00%
Nano Us [Member]
Equity ownership percentage								51.00%		51.00%
Nano Financing Agreement [Member]
Revolving Loan | €														€ 1.5
Line of credit facility maximum borrowing capacity | €														€ 0.8
Consolidated cash exceeds | €	€ 4.0
Service Agreement [Member] | InMotion Holdings LLC [Member]
Stock issued during acquisitions, shares | shares					2,919	2,919
Shares issued, price per share | (per share)													$ 305.64				€ 305.64
Management fee expense					$ 15,000	$ 15,000
Operating Agreement [Member] | InMotion Holdings LLC [Member]
Equity ownership percentage			13.00%	13.00%
Stock issued during acquisitions, shares | shares			2,919	2,919
Rakuten Agreement [Member]
Annual maintenance fee payable															$ 500
Capital investment															5,000
Penalty amount payable															$ 10,000
Production Services Agreement [Member] | Cisernos Media [Member]
Payments for Other Fees		$ 180,000
[custom:ServicesFeesComprisedAmount]		36,000
[custom:InstallmentsAmount]		$ 12,000